AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 16, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 477	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 478	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire 3500 Lacey Road, Suite 700 Downers Grove, IL 60515 (Name and Address of Agent for Service)	With a copy to: Alan P. Goldberg, Esquire K&L Gates LLP 70 W. Madison St., Suite 3100 Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on [date] pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 16th day of March, 2015.

PowerShares Exchange-Traded Fund Trust II
By:	/s/ Andrew Schlossberg

Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	March 16, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	March 16, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	March 16, 2015
Anna Paglia

* /s/ Ronn R. Bagge	Trustee	March 16, 2015
Ronn R. Bagge

* /s/ Todd J. Barre	Trustee	March 16, 2015
Todd J. Barre

* /s/ Kevin M. Carome	Trustee	March 16, 2015
Kevin M. Carome

* /s/ Marc M. Kole	Trustee	March 16, 2015
Marc M. Kole

* /s/ Yung Bong Lim	Trustee	March 16, 2015
Yung Bong Lim

* /s/ Philip M. Nussbaum	Trustee	March 16, 2015
Philip M. Nussbaum

* /s/ Gary R. Wicker	Trustee	March 16, 2015
Gary R. Wicker

* /s/ Donald H. Wilson	Chairman and Trustee	March 16, 2015
Donald H. Wilson

* By: /s/ Anna Paglia		March 16, 2015
Anna Paglia Attorney-In-Fact

* Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase